THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED) (1)                       SECURITY DESCRIPTION                         VALUE
------------------    -----------------------------------------------------------  -----------
ASSET-BACKED SECURITY (2.1%)
UNITED STATES (2.1%)
      USD     155     Discover Card Master Trust 1, Series 1997-3, Class A,
                        5.720% due 04/17/07, FRN (s) (cost $155,000).............  $   153,934
                                                                                   -----------
CORPORATE OBLIGATIONS (1.8%)
GERMANY (1.8%)
     ITL  175,000     Bayerische Landesbank Girozentrale, 10.750% due 03/01/03
                        (s) (cost $112,435)......................................      133,835
                                                                                   -----------
GOVERNMENT OBLIGATIONS (50.2%)
CANADA (3.0%)
                      Government of Canada
       CAD    200     7.000% due 12/01/06 (s)....................................      148,808
       CAD     74     Series A55, 8.000% due 06/01/23 (s)........................       66,231
                                                                                   -----------
                                                                                       215,039
                                                                                   -----------

DENMARK (3.9%)
      DKK   1,471     Kingdom of Denmark, 8.000% due 03/15/06 (s)................      280,265
                                                                                   -----------

FRANCE (15.2%)
                      Government of France
      FRF     870     5.250% due 04/25/08 (s)....................................      169,412
      FRF   3,860     5.500% due 04/25/07 (s)....................................      764,452
      FRF     814     6.000% due 10/25/25 (s)....................................      168,470
                                                                                   -----------
                                                                                     1,102,334
                                                                                   -----------

GERMANY (24.2%)
                      Federal Republic of Germany
       DEM    525     Series 90, 7.750% due 02/21/00 (s).........................      331,833
       DEM    353     Series 94, 6.250% due 01/04/24 (s).........................      254,292
       DEM    850     Series 97, 6.000% due 01/04/07 (s).........................      577,531
       DEM    445     Series 97, 6.000% due 07/04/07 (s).........................      304,644
       DEM    470     Series 116, 5.750% due 08/22/00 (s)........................      292,626
                                                                                   -----------
                                                                                     1,760,926
                                                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED) (1)                       SECURITY DESCRIPTION                         VALUE
------------------    -----------------------------------------------------------  -----------
NETHERLANDS (3.9%)
       NLG    505     Government of the Netherlands, 5.750% due 09/15/02 (s).....  $   287,450
                                                                                   -----------
                          TOTAL GOVERNMENT OBLIGATIONS (COST $3,272,779).........    3,646,014
                                                                                   -----------
SUPRANATIONAL OBLIGATIONS (2) (1.5%)
                      European Investment Bank
     ITL   79,000     12.200% due 02/18/03 (s)...................................       63,345
     ITL   55,000     Series E, MTN, 10.875% due 12/14/05 (s)....................       46,847
                                                                                   -----------
                          TOTAL SUPRANATIONAL OBLIGATIONS (COST $93,300).........      110,192
                                                                                   -----------
SHORT-TERM INVESTMENTS (33.6%)
EURO DOLLAR TIME DEPOSITS (32.6%)
        2,372,000     State Street Bank & Trust Co. London, 4.250% due
                        10/01/98.................................................    2,372,000
                                                                                   -----------

U.S. TREASURY OBLIGATIONS (1.0%)
           70,000     Bills, 4.500% (y) due 02/04/99 (s).........................       68,763
                                                                                   -----------
                          TOTAL SHORT-TERM INVESTMENTS (COST $2,440,763).........    2,440,763
                                                                                   -----------
                          TOTAL INVESTMENTS (COST $6,074,277) (89.2%)............    6,484,738
                                                                                   -----------

                                                                      LOCAL
                                                                    CURRENCY
                                                                 ---------------
FOREIGN CURRENCY (14.3%)
Belgian Franc..................................................   BEL        657            19
British Pound..................................................   GBP    445,381       756,880
Canadian Dollar................................................    CAD       296           194
French Franc...................................................   FRF    250,919        44,767
German Mark....................................................    DEM   375,318       224,559
Italian Lira...................................................  ITL      41,081            25
Spanish Peseta.................................................  ESP   1,749,995        12,318
                                                                                   -----------
                   TOTAL FOREIGN CURRENCY (COST $988,317)......                      1,038,762
                                                                                   -----------
                   TOTAL INVESTMENTS AND FOREIGN CURRENCY
                   (COST $7,062,594) (103.5%)..................                      7,523,500
                   LIABILITIES IN EXCESS OF OTHER ASSETS
                    (-3.5%)....................................                       (250,561)
                                                                                   -----------
                       NET ASSETS (100.0%).....................                    $ 7,272,939
                                                                                   -----------
                                                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

Note: Based on the cost of investments of $6,074,277 for federal income tax purposes at September 30, 1998, the aggregate gross unrealized appreciation and depreciation was $412,349 and $1,888, respectively, resulting in a net unrealized appreciation of investments of $410,461.

(1) -- Principal is in the local currency of the country in which the security is traded, which may not be the country of origin.

(2) -- International agencies.

(s) -- Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $3,378,945 of the market value has been segregated.

(y) -- Yield to maturity.

BEL -- Belgian Franc.

CAD -- Canadian Dollar.

DEM -- German Mark.

DKK -- Danish Krone.

ESP -- Spanish Peseta.

FRF -- French Franc.

FRN -- Floating Rate Note. Maturity date reflects the later of the next interest rate change or next put date.

GBP -- British Pound.

ITL -- Italian Lira.

MTN -- Medium Term Note.

NLG -- Netherlands Guilder.

USD -- United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $6,074,277 )            $6,484,738
Cash                                                      932
Foreign Currency at Value (Cost $988,317 )          1,038,762
Interest Receivable                                   110,041
Receivable for Expense Reimbursement                   21,541
Variation Margin Receivable                            17,014
Prepaid Trustees' Fees                                    432
Prepaid Expenses and Other Assets                         558
                                                   ----------
    Total Assets                                    7,674,018
                                                   ----------
LIABILITIES
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  326,725
Advisory Fee Payable                                    2,084
Administrative Services Fee Payable                       170
Fund Services Fee Payable                                   6
Accrued Expenses                                       72,094
                                                   ----------
    Total Liabilities                                 401,079
                                                   ----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $7,272,939
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $41,452 )                                                   $3,425,327
EXPENSES
Advisory Fee                                       $   265,532
Custodian Fees and Expenses                            108,825
Professional Fees and Expenses                          52,121
Administrative Services Fee                             22,833
Printing Expenses                                       12,074
Fund Services Fee                                        2,695
Administration Fee                                       1,636
Insurance Expense                                        1,141
Trustees' Fees and Expenses                                839
                                                   -----------
    Total Expenses                                     467,696
Less: Reimbursement of Expenses                        (94,563)
                                                   -----------
NET EXPENSES                                                        373,133
                                                                 ----------
NET INVESTMENT INCOME                                             3,052,194
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (1,583,108)
  Futures Contracts                                    583,791
  Foreign Currency Contracts and Transactions        5,400,094
                                                   -----------
    Net Realized Gain                                             4,400,777
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       (2,508,725)
  Futures Contracts                                    233,072
  Foreign Currency Contracts and Translations        3,088,352
                                                   -----------
    Net Change in Unrealized Appreciation                           812,699
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $8,265,670
                                                                 ----------
                                                                 ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE FISCAL       FOR THE FISCAL
                                                       YEAR ENDED           YEAR ENDED
                                                   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       3,052,194    $       8,781,811
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions              4,400,777           16,464,548
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations                812,699           (3,985,721)
                                                   ------------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                           8,265,670           21,260,638
                                                   ------------------   ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             10,778,288          151,112,076
Withdrawals                                             (246,117,891)         (83,928,855)
                                                   ------------------   ------------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (235,339,603)          67,183,221
                                                   ------------------   ------------------
    Total Increase (Decrease) in Net Assets             (227,073,933)          88,443,859
NET ASSETS
Beginning of Fiscal Year                                 234,346,872          145,903,013
                                                   ------------------   ------------------
End of Fiscal Year                                 $       7,272,939    $     234,346,872
                                                   ------------------   ------------------
                                                   ------------------   ------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE FISCAL       FOR THE PERIOD
                                                       YEAR ENDED        OCTOBER 11, 1994
                                                     SEPTEMBER 30,       (COMMENCEMENT OF
                                                   ------------------   OPERATIONS) THROUGH
                                                   1998   1997   1996   SEPTEMBER 30, 1995
                                                   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.49%  0.52%  0.51%         0.55%(a)
  Net Investment Income                            4.02%  4.72%  5.34%         5.73%(a)
  Expenses without Reimbursement                   0.62%  0.52%  0.51%         0.55%(a)
Portfolio Turnover                                  266%   346%   330%          288%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on October 11, 1994. The portfolio's investment objective is to provide a high total return, consistent with moderate risk of capital, by investing in a portfolio of international fixed income securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value for such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
      settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At September 30, 1998 the portfolio had open forward foreign currency contracts as follows:

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
                                                   COST/PROCEEDS     9/30/98     (DEPRECIATION)
                                                   -------------   -----------   --------------
PURCHASE CONTRACTS
Netherlands Guilder 627,820, expiring 10/16/98...  $    331,969    $   333,353   $       1,384
SALES CONTRACTS
British Pound 438,435, expiring 10/16/98.........       705,829        744,428         (38,599)
Canadian Dollar 412,149, expiring 10/16/98.......       271,057        270,028           1,029
Danish Krone 1,772,133, expiring 10/16/98........       259,513        278,924         (19,411)
Deutsche Mark 3,569,192, expiring 10/16/98.......     1,995,329      2,137,307        (141,978)
French Franc 5,752,038, expiring 10/16/98........       960,547      1,027,135         (66,588)
French Franc 350,564 for CAD 89,425, expiring
 10/16/98........................................        58,589         62,600          (4,011)
French Franc 500,000 for DEM 149,110, expiring
 10/16/98........................................        89,290         89,285               5
Italian Lira 422,132,987, expiring 10/16/98......       238,258        255,505         (17,247)
Netherlands Guilder 1,170,642, expiring
 10/16/98........................................       580,266        621,575         (41,309)
                                                                                 --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $    (326,725)
                                                                                 --------------
                                                                                 --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures contracts at September 30, 1998 are summarized as follows:

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
Ten-Year French Government Bond, expiring
 December 1998...................................              8    $       7,153    $       781,604
Ten-Year German Bond, expiring December 1998.....              8           24,176          1,348,719
Ten-Year Long Gilt, expiring December 1998.......              4           31,895            756,002
                                                   --------------   --------------   ----------------
Totals...........................................             20    $      63,224    $     2,886,325
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.35% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"), and the terms of the agreement will remain the same. For the fiscal year ended September 30, 1998, such fees amounted to $265,532.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
      operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended September 30, 1998, the fee for these services amounted to $1,636.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar services and J.P. Morgan Series Trust. For the fiscal year ended September 30,1998, the fee for these services amounted to $22,833.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio not to exceed 0.65% of the average daily net assets of the portfolio through January 31, 1999. This reimbursement arrangement can be changed or terminated at any time after January 31, 1999 at the option of J.P. Morgan. For the fiscal year ended September 30, 1998, J.P. Morgan has agreed to reimburse the portfolio $94,563 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,695 for the fiscal year ended September 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses.The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended September 30, 1998 were as follows:

  COST OF        PROCEEDS
 PURCHASES      FROM SALES
------------   ------------
$177,845,451   $166,064,365

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On January 20, 1998, the portfolio received a withdrawal request in the amount of $217,929,049 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized gain on transfer of the securities in the amount of $9,495,395, which is included in the Net Realized Gain (Loss) on Investment and Foreign Currency Transactions in the Statement of Operations.

6. TERMINATION OF PORTFOLIO

The trustees on November 12, 1998 approved a resolution to terminate the portfolio. The liabilities incurred in connection with the termination and any liabilities which arise after the termination date will be paid by Morgan. The portfolio will be liquidated and all shareholders accounts will be redeemed on a date to be determined by management.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Non-U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Fixed Income Portfolio (the "Portfolio") at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period October 11, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 6, the trustees have resolved and it is the intention of management to liquidate the Portfolio.

PricewaterhouseCoopers LLP
New York, New York
November 12, 1998

32